CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (UNAUDITED) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2020	$ 131,918	$ 49,702,986	$ 0	$ (47,063,143)	$ 2,771,761
Beginning balance, shares at Jun. 30, 2020	13,191,789
Ending balance, value at Sep. 30, 2020	$ 131,918	49,774,132	0	(47,062,350)	2,843,700
Stock-based compensation		71,146			71,146
Net income				793	793
Ending balance, shares at Sep. 30, 2020	13,191,789
Beginning balance, value at Jun. 30, 2020	$ 131,918	49,702,986	0	(47,063,143)	2,771,761
Beginning balance, shares at Jun. 30, 2020	13,191,789
Ending balance, value at Mar. 31, 2021	$ 132,638	50,044,789	0	(46,723,526)	3,453,901
Net income					339,617
Ending balance, shares at Mar. 31, 2021	13,263,789
Beginning balance, value at Sep. 30, 2020	$ 131,918	49,774,132	0	(47,062,350)	2,843,700
Beginning balance, shares at Sep. 30, 2020	13,191,789
Ending balance, value at Dec. 31, 2020	$ 131,918	49,931,211	0	(47,275,804)	2,787,325
Stock-based compensation		157,079			157,079
Net income				(213,454)	(213,454)
Ending balance, shares at Dec. 31, 2020	13,191,789
Ending balance, value at Mar. 31, 2021	$ 132,638	50,044,789	0	(46,723,526)	3,453,901
Stock-based compensation		86,027			86,027
Proceeds from exercise of stock options	720	27,551			28,271
Net income				552,278	552,278
Ending balance, shares at Mar. 31, 2021	13,263,789
Issuance of common stock for employee services, shares	72,000
Beginning balance, value at Jun. 30, 2021	$ 132,825	50,464,280		(47,165,978)	3,431,127
Beginning balance, shares at Jun. 30, 2021	13,282,476
Ending balance, value at Sep. 30, 2021	$ 132,825	50,614,351	1,030,000	(47,742,779)	4,034,397
Stock-based compensation		160,071			160,071
Proceeds from private placement of common stock		(10,000)	1,030,000		1,020,000
Net income				(576,801)	(576,801)
Ending balance, shares at Sep. 30, 2021	13,282,476
Beginning balance, value at Jun. 30, 2021	$ 132,825	50,464,280		(47,165,978)	3,431,127
Beginning balance, shares at Jun. 30, 2021	13,282,476
Ending balance, value at Mar. 31, 2022					8,528,341
Net income					(1,197,713)
Beginning balance, value at Jun. 22, 2022	$ 167,467	57,271,810	0	(48,249,792)	9,189,485
Beginning balance, shares at Jun. 22, 2022	16,746,696
Ending balance, value at Jun. 23, 2022	$ 168,878	56,723,154	0	(48,363,691)	8,528,341
Stock-based compensation		231,115			231,115
Proceeds from exercise of stock options	$ 432	46,208			46,640
Proceeds from exercise of stock option, shares	43,200
Net income				$ (113,899)	$ (113,899)
Ending balance, shares at Jun. 23, 2022	16,887,840
Issuance of common stock for employee services, shares	97,944